Credit Facility - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2005
Line of Credit Facility [Line Items]
Borrowing capacity for revolving loans and letters of credit with Bank of America						$ 11,000,000
Decrease in maximum borrowing limit on revolving loans		10,000,000
Extended borrowing limit expiration date		Aug. 20, 2012
Loans and letter of credit, maximum borrowing capacity	20,000,000	20,000,000
Line of credit, interest rate	0.015%	0.015%
Weighted average interest rate	1.50%	2.74%	1.86%	1.68%	2.91%
Line of credit facility, available borrowing capacity	$ 20,000,000	$ 7,200,000		$ 10,000,000
Line of credit facility, unused line fee	0.0625%	0.0625%
Line of credit facility, expiration date	August 2014